                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

    Item 1. Report to Shareholders.



    The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 11/15/56       since 12/20/91       since 10/26/93     since 3/23/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          9.17%      9.05%     7.64%      7.64%     6.44%      6.44%       6.37%

10-year                  5.70       5.08      5.06       5.06      4.89       4.89          --

5-year                   7.52       6.26      6.69       6.46      6.70       6.70          --

1-year                  -2.42      -8.04     -3.22      -7.95     -3.20      -4.15       -2.24

6-month                 -3.16      -8.73     -3.60      -8.37     -3.57      -4.52       -3.10
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million,
(iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

Merrill Lynch All Convertible Securities Index is an unmanaged, broad-based market index that is inclusive of all convertibles over $50 million in issue size. The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper, Inc. The Indexes do not include any expenses, fees or sales charges, which would lower performance. The Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

In the six-month period ended June 30, 2008, the convertible securities market exhibited weak performance but outperformed broad equity markets, as represented by the S&P 500(R) and the Nasdaq Composite Index. During the period, the Federal Open Market Committee (the "Fed") reduced its target federal funds rate several times amid increasing evidence of economic slowdown and higher probabilities of recession. Together with high gasoline prices, high rates of home foreclosures and unemployment took a toll on consumers, who began to significantly curb their spending. With investors still preferring the relative safety of U.S. Treasury bonds in the uncertain economic environment, credit spreads continued to widen and equity markets remained volatile throughout the period.

More specifically, in the first quarter of 2008, the convertible securities market declined against a backdrop of volatility in the equity and credit markets. The Fed again lowered the target rate on the back of ongoing economic weakness. Energy and commodity prices soared to new highs, contributing to concerns about inflationary pressures. The financial sector remained especially turbulent, as billion-dollar losses resulting from mortgage-related investments were widely reported. Bear Stearns, the fifth largest investment bank in the U.S., teetered on bankruptcy until JPMorgan Chase, with the assistance of the Fed, agreed to acquire it for a fraction of its former value.

During the second quarter, the economy remained sluggish. The convertible securities market fell along with the declining equity market and rising credit spreads. Energy prices continued to rise, and unemployment rose again. Financial sector weakness intensified amid rising foreclosures and the deteriorating housing market. Inflation levels moved higher during the period, and softening retail sales data showed a slowdown in consumer spending.

However, new issuance in the convertibles market continued to be strong during the period. With the availability of funding in the credit markets all but evaporated, companies looked to the convertibles market to raise capital, fueling demand for convertible securities. New issue proceeds totaled $51.6 billion during the period, as compared to $54 billion for the same six-month period last year.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Harbor Fund outperformed the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Securities Funds Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

-----------------------------------------------------------------------------------------
                                               MERRILL LYNCH     LIPPER CONVERTIBLE
                                              ALL CONVERTIBLE     SECURITIES FUNDS
      CLASS A   CLASS B   CLASS C   CLASS I   SECURITIES INDEX         INDEX

      -3.16%    -3.60%    -3.57%    -3.10%         -4.18%              -3.92%
-----------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary contributors to the Fund's outperformance relative to the Merrill Lynch All Convertible Securities Index were the energy, materials (specifically metals) and health care sectors. In the energy sector, rising oil and natural gas prices continued to bolster energy companies' earnings growth. Moreover, the weakening U.S. dollar during the period also benefited hard assets such as oil and metals, which are priced in U.S. dollars and therefore offer increased purchasing power when the dollar's value is weaker, which attracts investors looking to hedge against inflation. Strong performance in the health care sector was driven by the Fund's exposure to biotechnology securities. The biotech industry benefited from an increase in demand for new drugs. Also within the health care sector, life science investments added to performance as demand grew for instrumentation used in gene sequencing and other diagnostic tools.

However, other investments detracted from relative performance during the period. Although the Fund held an underweight allocation in the financials sector, the ongoing credit crisis continued to roil the share prices of banks, mortgage lenders, and large diversified financial stocks. Exposure to the consumer discretionary sector likewise dampened relative results. In particular, automobile and airlines securities were weak as rising energy prices hurt these companies' earnings and the slowing economy curtailed demand for their products and services.

As of the end of the reporting period, the Fund remained underweighted relative to the Merrill Lynch All Convertible Securities Index in the financials and consumer discretionary sectors, while the health care sector represented the Fund's largest absolute weight. As we enter the second half of 2008, we continue to monitor the economic picture and are keeping a close watch on the political situation.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 6/30/08
Illumina, Inc.                                                    2.4%
NII Holdings, Inc.                                                2.3
Chesapeake Energy Corp.                                           2.1
Intel Corp.                                                       1.9
Gilead Sciences, Inc.                                             1.8
Fisher Scientific International, Inc.                             1.6
Liberty Media LLC                                                 1.6
Peabody Energy Corp.                                              1.5
Level 3 Communications, Inc.                                      1.4
Molson Coors Brewing Co.                                          1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/08
Oil & Gas Exploration & Production                                6.2%
Pharmaceuticals                                                   6.0
Biotechnology                                                     4.6
Life Sciences Tools & Services                                    4.3
Semiconductors                                                    4.3
Health Care Equipment                                             4.1
Other Diversified Financial Services                              3.4
Wireless Telecommunication Services                               3.3
Oil & Gas Equipment & Services                                    3.3
Internet Software & Services                                      3.0
Coal & Consumable Fuels                                           2.8
Oil & Gas Drilling                                                2.7
Life & Health Insurance                                           2.7
Computer Storage & Peripherals                                    2.4
Health Care Supplies                                              2.2
Aerospace & Defense                                               2.2
Electrical Components & Equipment                                 2.2
Environmental & Facilities Services                               2.1
Health Care Facilities                                            2.1
Systems Software                                                  2.0
Investment Banking & Brokerage                                    1.9
Application Software                                              1.7
Movies & Entertainment                                            1.6
Communications Equipment                                          1.6
Integrated Telecommunication Services                             1.4
Brewers                                                           1.4
Diversified Metals & Mining                                       1.3
Diversified Capital Markets                                       1.3
Commodity Chemicals                                               1.3
Oil & Gas Storage & Transportation                                1.1
Electronic Manufacturing Services                                 1.1
Electric Utilities                                                1.1
Catalog Retail                                                    1.0
Trading Companies & Distributors                                  1.0
Advertising                                                       0.9
Office Services & Supplies                                        0.9
Footwear                                                          0.9
Broadcasting & Cable TV                                           0.8
Consumer Finance                                                  0.8
Technology Distributors                                           0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/08
                                       (continued from previous page)
Agricultural Products                                             0.8
Computer & Electronics Retail                                     0.6
Regional Banks                                                    0.6
Real Estate Development                                           0.5
Thrifts & Mortgage Finance                                        0.5
Asset Management & Custody Banks                                  0.5
Industrial REIT's                                                 0.5
Casinos & Gaming                                                  0.4
Internet Retail                                                   0.4
Drug Retail                                                       0.4
Diversified Banks                                                 0.4
Automobile Manufacturers                                          0.4
Industrial Machinery                                              0.4
                                                                -----
Total Long-Term Investments                                      96.2
Total Repurchase Agreements                                       3.3
                                                                -----
Total Investments                                                99.5
Other Assets in Excess of Liabilities                             0.5
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/08           6/30/08       1/1/08-6/30/08
Class A
  Actual......................................    $1,000.00        $  968.40          $5.19
  Hypothetical................................     1,000.00         1,019.59           5.32
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           964.00           8.89
  Hypothetical................................     1,000.00         1,015.81           9.12
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           964.30           8.89
  Hypothetical................................     1,000.00         1,015.81           9.12
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           969.00           4.01
  Hypothetical................................     1,000.00         1,020.79           4.12
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.82%, 1.82% and 0.82% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  72.7%
          ADVERTISING  0.9%
$2,580    Interpublic Group of Cos., Inc. ...........        4.250%  03/15/23   $  2,625,150
                                                                                ------------

          AEROSPACE & DEFENSE  2.2%
 3,100    AAR Corp. .................................        1.750   02/01/26      2,418,000
 2,640    Ceradyne, Inc. ............................        2.875   12/15/35      2,435,400
 1,257    L-3 Communications Corp. ..................        3.000   08/01/35      1,396,841
                                                                                ------------
                                                                                   6,250,241
                                                                                ------------
          AGRICULTURAL PRODUCTS  0.5%
 1,240    Archer-Daniels-Midland Co. (a).............        0.875   02/15/14      1,253,950
                                                                                ------------

          APPLICATION SOFTWARE  1.7%
 2,935    Blackboard, Inc. ..........................        3.250   07/01/27      2,887,306
 1,980    Lawson Software, Inc. .....................        2.500   04/15/12      1,824,075
                                                                                ------------
                                                                                   4,711,381
                                                                                ------------
          BIOTECHNOLOGY  4.6%
   800    Alexion Pharmaceuticals, Inc. .............        1.375   02/01/12      1,887,000
 2,000    Amylin Pharmaceuticals, Inc. ..............        3.000   06/15/14      1,645,000
 2,240    BioMarin Pharmaceuticals, Inc. ............        1.875   04/23/17      3,536,400
 3,250    Genzyme Corp. .............................        1.250   12/01/23      3,611,562
 1,130    Isis Pharmaceuticals, Inc. ................        2.625   02/15/27      1,300,913
 2,640    Oscient Pharmaceuticals Corp. .............        3.500   04/15/11      1,075,800
                                                                                ------------
                                                                                  13,056,675
                                                                                ------------
          BREWERS  1.4%
 3,300    Molson Coors Brewing Co. ..................        2.500   07/30/13      4,030,125
                                                                                ------------

          BROADCASTING & CABLE TV  0.8%
 2,500    Sinclair Broadcast Group, Inc. ............        6.000   09/15/12      2,253,125
                                                                                ------------

          CASINOS & GAMING  0.4%
   900    Scientific Games Corp. (c).................  0.750/0.500   12/01/24      1,059,750
                                                                                ------------

          CATALOG RETAIL  1.0%
 3,000    Collegiate Pacific, Inc. ..................        5.750   12/01/09      2,872,500
                                                                                ------------

          COAL & CONSUMABLE FUELS  2.8%
 1,200    Alpha Natural Resources, Inc. .............        2.375   04/15/15      2,496,000
   840    Patriot Coal Corp. (a).....................        3.250   05/31/13      1,166,550
 2,500    Peabody Energy Corp. ......................        4.750   12/15/66      4,140,625
                                                                                ------------
                                                                                   7,803,175
                                                                                ------------
          COMMUNICATIONS EQUIPMENT  1.0%
 1,225    ADC Telecommunications, Inc. (b)...........        3.508   06/15/13      1,064,219
 1,960    Arris Group, Inc. .........................        2.000   11/15/26      1,651,496
                                                                                ------------
                                                                                   2,715,715
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          COMPUTER & ELECTRONICS RETAIL  0.6%
$1,600    Best Buy Co., Inc. ........................        2.250%  01/15/22   $  1,676,000
                                                                                ------------

          COMPUTER STORAGE & PERIPHERALS  2.4%
 1,990    Maxtor Corp. ..............................        6.800   04/30/10      2,096,962
 3,400    NetApp, Inc. (a)...........................        1.750   06/01/13      3,306,500
 1,320    Synaptics, Inc. ...........................        0.750   12/01/24      1,353,000
                                                                                ------------
                                                                                   6,756,462
                                                                                ------------
          DRUG RETAIL  0.4%
 1,360    Rite Aid Corp. ............................        8.500   05/15/15      1,229,100
                                                                                ------------

          ELECTRICAL COMPONENTS & EQUIPMENT  1.8%
 3,015    General Cable Corp. (a)....................        1.000   10/15/12      2,992,388
 1,730    Sunpower Corp. ............................        0.750   08/01/27      1,931,112
                                                                                ------------
                                                                                   4,923,500
                                                                                ------------
          ENVIRONMENTAL & FACILITIES SERVICES  2.1%
 3,250    Covanta Holding Corp. .....................        1.000   02/01/27      3,465,313
 2,300    Waste Connections, Inc. ...................        3.750   04/01/26      2,544,375
                                                                                ------------
                                                                                   6,009,688
                                                                                ------------
          FOOTWEAR  0.9%
 3,300    Iconix Brand Group, Inc. (a)...............        1.875   06/30/12      2,524,500
                                                                                ------------

          HEALTH CARE EQUIPMENT  4.1%
 2,925    Hologic, Inc. (c)..........................  2.000/0.000   12/15/37      2,486,250
 2,500    Medtronic, Inc. ...........................        1.500   04/15/11      2,668,750
 2,680    SonoSite, Inc. ............................        3.750   07/15/14      2,706,800
 3,350    Wright Medical Group, Inc. ................        2.625   12/01/14      3,542,625
                                                                                ------------
                                                                                  11,404,425
                                                                                ------------
          HEALTH CARE FACILITIES  2.1%
 2,410    Health Management Associates, Inc. (a).....        3.750   05/01/28      2,330,446
 4,000    LifePoint Hospitals, Inc. .................        3.500   05/15/14      3,425,000
                                                                                ------------
                                                                                   5,755,446
                                                                                ------------
          HEALTH CARE SUPPLIES  2.2%
 2,890    Fisher Scientific International, Inc. .....        3.250   03/01/24      4,385,575
 1,970    Inverness Medical Innovations, Inc. (a)....        3.000   05/15/16      1,908,437
                                                                                ------------
                                                                                   6,294,012
                                                                                ------------
          INDUSTRIAL MACHINERY  0.4%
   615    Actuant Corp. .............................        2.000   11/15/23      1,007,062
                                                                                ------------

          INDUSTRIAL REIT'S  0.5%
 1,500    Prologis (a)...............................        2.250   04/01/37      1,378,125
                                                                                ------------

          INTEGRATED TELECOMMUNICATION SERVICES  1.4%
 4,210    Level 3 Communications, Inc. ..............        6.000   09/15/09      4,031,075
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          INTERNET RETAIL  0.4%
$1,650    GSI Commerce, Inc. (a).....................        2.500%  06/01/27   $  1,247,813
                                                                                ------------

          INTERNET SOFTWARE & SERVICES  3.0%
 2,760    Digital River, Inc. .......................        1.250   01/01/24      2,873,850
 3,300    Equinix, Inc. .............................        2.500   04/15/12      3,403,125
 3,060    SAVVIS, Inc. ..............................        3.000   05/15/12      2,233,800
                                                                                ------------
                                                                                   8,510,775
                                                                                ------------
          INVESTMENT BANKING & BROKERAGE  1.0%
 2,600    Merrill Lynch & Co., Inc. .................       *        03/13/32      2,659,280
                                                                                ------------

          LIFE & HEALTH INSURANCE  1.3%
 3,700    Prudential Financial, Inc. (b).............        0.386   12/12/36      3,622,300
                                                                                ------------

          LIFE SCIENCES TOOLS & SERVICES  4.3%
 2,705    Affymetrix, Inc. ..........................        3.500   01/15/38      2,214,719
 3,260    Illumina, Inc. (a).........................        0.625   02/15/14      6,691,150
 2,355    Millipore Corp. (a)........................        3.750   06/01/26      2,381,493
   895    Millipore Corp. ...........................        3.750   06/01/26        905,069
                                                                                ------------
                                                                                  12,192,431
                                                                                ------------
          MOVIES & ENTERTAINMENT  1.6%
 4,175    Liberty Media LLC..........................        3.125   03/30/23      4,373,312
                                                                                ------------

          OIL & GAS DRILLING  1.3%
 3,000    Nabors Industries, Inc. ...................        0.940   05/15/11      3,705,000
                                                                                ------------

          OIL & GAS EQUIPMENT & SERVICES  2.2%
 1,550    Cal Dive International, Inc. ..............        3.250   12/15/25      2,278,500
 1,030    Cameron International Corp. ...............        2.500   06/15/26      1,741,988
 1,505    SESI LLC (c)...............................  1.500/1.250   12/15/26      2,033,631
                                                                                ------------
                                                                                   6,054,119
                                                                                ------------
          OIL & GAS EXPLORATION & PRODUCTION  6.2%
 3,860    Carrizo Oil & Gas, Inc. ...................        4.375   06/01/28      3,980,625
 1,360    Chesapeake Energy Corp. ...................        2.250   12/15/38      1,569,100
 2,340    Chesapeake Energy Corp. ...................        2.750   11/15/35      4,217,850
 2,550    Delta Petroleum Corp. .....................        3.750   05/01/37      2,897,438
 1,210    GMX Resources, Inc. (a)....................        5.000   02/01/13      3,000,800
 1,340    St Mary Land & Exploration Co. ............        3.500   04/01/27      1,842,500
                                                                                ------------
                                                                                  17,508,313
                                                                                ------------
          OTHER DIVERSIFIED FINANCIAL SERVICES  1.0%
 3,340    Nasdaq Stock Market, Inc. (a)..............        2.500   08/15/13      2,918,325
                                                                                ------------

          PHARMACEUTICALS  4.4%
   828    Allergan, Inc. ............................        1.500   04/01/26        876,645
 3,580    Gilead Sciences, Inc. .....................        0.500   05/01/11      5,146,250

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          PHARMACEUTICALS (CONTINUED)
$3,300    Sciele Pharma, Inc. .......................        2.625%  05/15/27   $  3,023,625
 3,350    Wyeth (b)..................................        3.581   01/15/24      3,437,770
                                                                                ------------
                                                                                  12,484,290
                                                                                ------------
          REAL ESTATE DEVELOPMENT  0.5%
 1,650    American Real Estate Partners, LP (b)......        4.000   08/15/13      1,400,438
                                                                                ------------

          SEMICONDUCTORS  4.3%
 2,700    Agere Systems, Inc. .......................        6.500   12/15/09      2,754,000
 2,300    Intel Corp. ...............................        2.950   12/15/35      2,251,125
 3,250    Intel Corp. (a)............................        2.950   12/15/35      3,180,937
 2,600    ON Semiconductor Corp. (a).................        2.625   12/15/26      2,856,750
 1,200    Xilinx, Inc. (a)...........................        3.125   03/15/37      1,140,000
                                                                                ------------
                                                                                  12,182,812
                                                                                ------------
          SYSTEMS SOFTWARE  2.0%
 2,750    EMC Corp. (a)..............................        1.750   12/01/11      3,145,313
 1,980    Sybase, Inc. ..............................        1.750   02/22/25      2,499,750
                                                                                ------------
                                                                                   5,645,063
                                                                                ------------
          TECHNOLOGY DISTRIBUTORS  0.8%
 1,950    Anixter International, Inc. ...............        1.000   02/15/13      2,149,875
                                                                                ------------

          TRADING COMPANIES & DISTRIBUTORS  1.0%
 2,600    WESCO International, Inc. (a)..............        1.750   11/15/26      2,187,250
   700    WESCO International, Inc. .................        1.750   11/15/26        588,875
                                                                                ------------
                                                                                   2,776,125
                                                                                ------------
          WIRELESS TELECOMMUNICATION SERVICES  1.2%
 2,980    NII Holdings, Inc. ........................        2.750   08/15/25      3,486,600
                                                                                ------------

TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  72.7%......................    204,538,053
                                                                                ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  4.0%
          ELECTRICAL COMPONENTS & EQUIPMENT  0.4%
 1,360    Yingli Green Energy Holding Co., Ltd.
          (Cayman Islands)...........................       *        12/15/12      1,167,900
                                                                                ------------

          ELECTRONIC MANUFACTURING SERVICES  1.1%
 3,400    Flextronics International Ltd.
          (Singapore)................................        1.000   08/01/10      3,208,750
                                                                                ------------

          OIL & GAS DRILLING  1.4%
 1,500    Transocean, Inc., Ser A (Cayman Islands)...        1.625   12/15/37      1,691,250
 2,000    Transocean, Inc., Ser B (Cayman Islands)...        1.500   12/15/37      2,270,000
                                                                                ------------
                                                                                   3,961,250
                                                                                ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          OIL & GAS EQUIPMENT & SERVICES  1.1%
$1,360    JA Solar Holdings Co., Ltd. (Cayman
          Islands)...................................        4.500%  05/15/13   $  1,210,400
   650    Schlumberger, Ltd., Ser B (Netherlands
          Antilles)..................................        2.125   06/01/23      1,757,438
                                                                                ------------
                                                                                   2,967,838
                                                                                ------------

TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  4.0%........................     11,305,738
                                                                                ------------

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  17.3%
AGRICULTURAL PRODUCTS  0.3%
Bunge Ltd., 5.125% (Bermuda)................................       880    $    875,019
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Legg Mason, Inc., 7.000%....................................    34,000       1,429,360
                                                                          ------------

AUTOMOBILE MANUFACTURERS  0.4%
General Motors Corp., Ser C, 6.250%.........................    75,900       1,029,394
                                                                          ------------

COMMODITY CHEMICALS  1.3%
Celanese Corp., 4.250%......................................    63,000       3,679,591
                                                                          ------------

COMMUNICATIONS EQUIPMENT  0.6%
Lucent Technologies Capital Trust I, 7.750%.................     2,050       1,622,575
                                                                          ------------

CONSUMER FINANCE  0.8%
SLM Corp., Ser C, 7.250%....................................     2,250       2,208,094
                                                                          ------------

DIVERSIFIED BANKS  0.4%
Wachovia Corp., Ser L, 7.500%...............................     1,360       1,198,677
                                                                          ------------

DIVERSIFIED CAPITAL MARKETS  1.3%
AMG Capital Trust II, 5.150% (a)............................   105,000       3,694,687
                                                                          ------------

DIVERSIFIED METALS & MINING  1.3%
Freeport-McMoRan Copper & Gold, Inc., 6.750%................    13,040       2,189,090
Vale Capital Ltd., Ser RIO, 5.500% (Cayman Islands).........    22,500       1,522,969
                                                                          ------------
                                                                             3,712,059
                                                                          ------------
ELECTRIC UTILITIES  1.1%
NRG Energy, Inc., 5.750%....................................     8,500       3,099,312
                                                                          ------------

INVESTMENT BANKING & BROKERAGE  0.9%
Lehman Brothers Holdings, Inc., Ser P, 7.250%...............     3,060       2,461,556
                                                                          ------------

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE  1.4%
MetLife, Inc., Ser B, 6.375%................................   143,400    $  3,818,025
                                                                          ------------

OFFICE SERVICES & SUPPLIES  0.9%
Avery Dennison Corp., 7.875%................................    57,500       2,582,900
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.4%
Bank of America Corp., Ser L, 7.250%........................     3,575       3,160,300
Citigroup, Inc., Ser T, 6.500%..............................    81,650       3,551,775
                                                                          ------------
                                                                             6,712,075
                                                                          ------------
PHARMACEUTICALS  1.6%
Mylan, Inc., 6.500%.........................................     2,240       1,970,169
Schering-Plough Corp., 6.000%...............................    13,200       2,523,675
                                                                          ------------
                                                                             4,493,844
                                                                          ------------
REGIONAL BANKS  0.6%
Keycorp, Ser A, 7.750%......................................    17,000       1,632,000
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  0.5%
Federal National Mortgage Association, 8.750%...............    40,600       1,554,980
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
Crown Castle International Corp., 6.250%....................    50,000       2,881,250
                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  17.3%..............................     48,685,398
                                                                          ------------

COMMON STOCKS  2.2%
OIL & GAS STORAGE & TRANSPORTATION  1.1%
Williams Cos., Inc..........................................    79,647       3,210,571
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.1%
NII Holdings, Inc., Class B (d).............................    61,988       2,943,810
                                                                          ------------

TOTAL COMMON STOCKS....................................................      6,154,381
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  96.2%
  (Cost $263,025,543)..................................................    270,683,570
                                                                          ------------

REPURCHASE AGREEMENTS  3.3%
Banc of America Securities ($2,826,756 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $2,826,953).........      2,826,756
Citigroup Global Markets, Inc. ($2,826,757 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $2,826,953).........      2,826,757

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

JPMorgan Chase & Co. ($848,027 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $848,088)........................   $    848,027
State Street Bank & Trust Co. ($2,793,460 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08 at $2,793,604).........      2,793,460
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS  3.3%
  (Cost $9,295,000)....................................................      9,295,000
                                                                          ------------

TOTAL INVESTMENTS  99.5%
  (Cost $272,320,543)..................................................    279,978,570

OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%............................      1,500,044
                                                                          ------------

NET ASSETS  100.0%.....................................................   $281,478,614
                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(d) Non-income producing security.

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $272,320,543).......................  $279,978,570
Cash........................................................       626,251
Receivables:
  Interest..................................................     1,035,537
  Fund Shares Sold..........................................       487,933
  Dividends.................................................       177,707
Other.......................................................       123,269
                                                              ------------
    Total Assets............................................   282,429,267
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       251,413
  Investment Advisory Fee...................................       130,517
  Distributor and Affiliates................................       102,137
Trustees' Deferred Compensation and Retirement Plans........       218,636
Accrued Expenses............................................       247,950
                                                              ------------
    Total Liabilities.......................................       950,653
                                                              ------------
NET ASSETS..................................................  $281,478,614
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $273,139,039
Net Unrealized Appreciation.................................     7,658,027
Accumulated Net Realized Gain...............................     1,279,232
Accumulated Undistributed Net Investment Income.............      (597,684)
                                                              ------------
NET ASSETS..................................................  $281,478,614
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $258,422,610 and 16,698,851 shares of
    beneficial interest issued and outstanding).............  $      15.48
    Maximum sales charge (5.75%* of offering price).........          0.94
                                                              ------------
    Maximum offering price to public........................  $      16.42
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $14,472,516 and 937,781 shares of
    beneficial interest issued and outstanding).............  $      15.43
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $7,710,645 and 494,974 shares of
    beneficial interest issued and outstanding).............  $      15.58
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $872,843 and 56,388 shares of beneficial
    interest issued and outstanding)........................  $      15.48
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  2,838,818
Dividends...................................................     1,566,024
                                                              ------------
    Total Income............................................     4,404,842
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................       796,985
Distribution (12b-1) and Service Fees
  Class A...................................................       321,585
  Class B...................................................        87,597
  Class C...................................................        39,516
Transfer Agent Fees.........................................       217,796
Accounting and Administrative Expenses......................        42,600
Reports to Shareholders.....................................        37,186
Registration Fees...........................................        27,088
Professional Fees...........................................        17,936
Trustees' Fees and Related Expenses.........................        17,843
Custody.....................................................        12,630
Other.......................................................        12,881
                                                              ------------
    Total Expenses..........................................     1,631,643
    Less Credits Earned on Cash Balances....................         4,920
                                                              ------------
    Net Expenses............................................     1,626,723
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,778,119
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  3,390,619
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    23,943,267
  End of the Period.........................................     7,658,027
                                                              ------------
Net Unrealized Depreciation During the Period...............   (16,285,240)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(12,894,621)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(10,116,502)
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2008      DECEMBER 31, 2007
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $  2,778,119        $  6,736,774
Net Realized Gain.....................................       3,390,619          21,874,089
Net Unrealized Depreciation During the Period.........     (16,285,240)         (4,677,711)
                                                          ------------        ------------
Change in Net Assets from Operations..................     (10,116,502)         23,933,152
                                                          ------------        ------------

Distributions from Net Investment Income:
  Class A Shares......................................      (3,754,792)         (9,180,472)
  Class B Shares......................................        (181,253)           (536,381)
  Class C Shares......................................         (82,259)           (210,474)
  Class I Shares......................................         (13,554)            (26,578)
                                                          ------------        ------------
Total Distributions...................................      (4,031,858)         (9,953,905)
                                                          ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (14,148,360)         13,979,247
                                                          ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       8,274,819          17,236,524
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       3,409,299           8,298,455
Cost of Shares Repurchased............................     (29,646,392)        (60,904,321)
                                                          ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (17,962,274)        (35.369.342)
                                                          ------------        ------------
TOTAL DECREASE IN NET ASSETS..........................     (32,110,634)        (21,390,095)
NET ASSETS:
Beginning of the Period...............................     313,589,248         334,979,343
                                                          ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $(597,684) and $656,055,
  respectively).......................................    $281,478,614        $313,589,248
                                                          ============        ============

 22                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED DECEMBER 31,
CLASS A SHARES                        JUNE 30,    ---------------------------------------------
                                        2008       2007      2006      2005      2004     2003
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................   $16.22     $15.58    $14.50    $14.93    $14.03   $12.02
                                       ------     ------    ------    ------    ------   ------
  Net Investment Income.............     0.15(a)    0.34(a)   0.40(a)   0.39(a)   0.38     0.41
  Net Realized and Unrealized Gain/
    Loss............................    (0.67)      0.81      1.19     (0.32)     0.96     2.04
                                       ------     ------    ------    ------    ------   ------
Total from Investment Operations....    (0.52)      1.15      1.59      0.07      1.34     2.45
Less Distributions from Net
  Investment Income.................     0.22       0.51      0.51      0.50      0.44     0.44
                                       ------     ------    ------    ------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD............................   $15.48     $16.22    $15.58    $14.50    $14.93   $14.03
                                       ======     ======    ======    ======    ======   ======

Total Return (b)....................   -3.16%*     7.51%    11.15%     0.45%     9.73%   20.76%
Net Assets at End of the Period (In
  millions).........................   $258.4     $284.2    $300.2    $314.4    $367.2   $375.7
Ratio of Expenses to Average Net
  Assets (c)........................    1.06%      1.05%     1.05%     1.07%     1.04%    1.04%
Ratio of Net Investment Income to
  Average Net Assets................    1.98%      2.12%     2.68%     2.69%     2.58%    3.13%
Portfolio Turnover..................      57%*      120%       87%       69%       74%     127%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended December 31, 2007 and 2006.

See Notes to Financial Statements                                             23

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED DECEMBER 31,
CLASS B SHARES                        JUNE 30,    ---------------------------------------------
                                        2008       2007      2006      2005      2004     2003
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................   $16.18     $15.54    $14.46    $14.90    $14.00   $11.98
                                       ------     ------    ------    ------    ------   ------
  Net Investment Income.............     0.10(a)    0.22(a)   0.29(a)   0.27(a)   0.29     0.32
  Net Realized and Unrealized Gain/
    Loss............................    (0.68)      0.81      1.19     (0.32)     0.94     2.02
                                       ------     ------    ------    ------    ------   ------
Total from Investment Operations....    (0.58)      1.03      1.48     (0.05)     1.23     2.34
Less Distributions from Net
  Investment Income.................     0.17       0.39      0.40      0.39      0.33     0.32
                                       ------     ------    ------    ------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD............................   $15.43     $16.18    $15.54    $14.46    $14.90   $14.00
                                       ======     ======    ======    ======    ======   ======

Total Return (b)....................   -3.60%*     6.73%    10.28%    -0.31%     8.93%   19.83%
Net Assets at End of the Period (In
  millions).........................   $ 14.5     $ 20.1    $ 25.1    $ 33.1    $ 47.4   $ 53.5
Ratio of Expenses to Average Net
  Assets (c)........................    1.82%      1.81%     1.82%     1.83%     1.80%    1.81%
Ratio of Net Investment Income to
  Average Net Assets................    1.23%      1.36%     1.91%     1.91%     1.82%    2.36%
Portfolio Turnover..................      57%*      120%       87%       69%       74%     127%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended December 31, 2007 and 2006.

 24                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED DECEMBER 31,
CLASS C SHARES                        JUNE 30,    ---------------------------------------------
                                        2008       2007      2006      2005      2004     2003
                                     ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................   $16.33     $15.68    $14.59    $15.02    $14.12   $12.08
                                       ------     ------    ------    ------    ------   ------
  Net Investment Income.............     0.10(a)    0.22(a)   0.29(a)   0.28(a)   0.28     0.31
  Net Realized and Unrealized Gain/
    Loss............................    (0.69)      0.82      1.20     (0.32)     0.95     2.05
                                       ------     ------    ------    ------    ------   ------
Total from Investment Operations....    (0.59)      1.04      1.49     (0.04)     1.23     2.36
Less Distributions from Net
  Investment Income.................     0.16       0.39      0.40      0.39      0.33     0.32
                                       ------     ------    ------    ------    ------   ------
NET ASSET VALUE, END OF THE
  PERIOD............................   $15.58     $16.33    $15.68    $14.59    $15.02   $14.12
                                       ======     ======    ======    ======    ======   ======

Total Return (b)....................   -3.57%*     6.72%    10.25%    -0.24%     8.85%   19.83%
Net Assets at End of the Period (In
  millions).........................   $  7.7     $  8.4    $  9.2    $ 11.2    $ 14.5   $ 14.7
Ratio of Expenses to Average Net
  Assets (c)........................    1.82%      1.81%     1.82%     1.83%     1.80%    1.81%
Ratio of Net Investment Income to
  Average Net Assets................    1.22%      1.36%     1.91%     1.92%     1.82%    2.36%
Portfolio Turnover..................      57%*      120%       87%       69%       74%     127%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended December 31, 2007 and 2006.

See Notes to Financial Statements                                             25

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS        YEAR ENDED        MARCH 23, 2005
                                              ENDED         DECEMBER 31,      (COMMENCEMENT OF
CLASS I SHARES                              JUNE 30,      ----------------     OPERATIONS) TO
                                              2008         2007      2006     DECEMBER 31, 2005
                                           ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................   $16.23       $15.58    $14.50         $14.17
                                             ------       ------    ------         ------
  Net Investment Income (a)...............     0.17         0.38      0.44           0.33
  Net Realized and Unrealized Gain/Loss...    (0.68)        0.82      1.18           0.40
                                             ------       ------    ------         ------
Total from Investment Operations..........    (0.51)        1.20      1.62           0.73
Less Distributions from Net Investment
  Income..................................     0.24         0.55      0.54           0.40
                                             ------       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD........   $15.48       $16.23    $15.58         $14.50
                                             ======       ======    ======         ======

Total Return (b)..........................   -3.10%*       7.83%    11.33%          5.21%*
Net Assets at End of the Period (In
  millions)...............................   $  0.9       $  0.9    $  0.5         $  0.1
Ratio of Expenses to Average Net Assets
  (c).....................................    0.82%        0.81%     0.81%          0.84%
Ratio of Net Investment Income to Average
  Net Assets..............................    2.22%        2.36%     2.93%          3.10%
Portfolio Turnover........................      57%*        120%       87%            69%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended December 31, 2007 and 2006.

 26                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek to provide current income, capital appreciation and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the last reported bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                              INVESTMENTS IN
VALUATION INPUTS                                                SECURITIES
Level 1--Quoted Prices......................................   $ 11,135,516
Level 2--Other Significant Observable Inputs................    268,843,054
Level 3--Significant Unobservable Inputs....................             --
                                                               ------------
  Total.....................................................   $279,978,570
                                                               ============

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2008, the Fund had no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $21,492,304. At December 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $2,111,386 which will expire on December 31, 2010.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $272,917,870
                                                              ============
Gross tax unrealized appreciation...........................  $ 26,237,068
Gross tax unrealized depreciation...........................   (19,176,368)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  7,060,700
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $9,953,905
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $9,953,905
                                                              ==========

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    As of December 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $1,585,771

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to book to tax amortization differences.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Fund's custody fee was reduced by $4,920 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $350 million..........................................       .55%
Next $350 million...........................................       .50%
Next $350 million...........................................       .45%
Over $1.05 billion..........................................       .40%

    For the six months ended June 30, 2008, the Fund recognized expenses of approximately $3,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $17,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $100,800 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $110,900 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $10,400 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $6,000. Sales charges do not represent expenses of the Fund.

    At June 30, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 687 shares of Class I.

    For the six months ended June 30, 2008, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $1,724.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                            JUNE 30, 2008               DECEMBER 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................     467,050    $  7,290,321       869,675    $ 14,160,106
  Class B...........................      31,011         484,093        72,872       1,172,803
  Class C...........................      29,933         471,414        56,139         909,277
  Class I...........................       1,827          28,991        61,097         994,338
                                      ----------    ------------    ----------    ------------
Total Sales.........................     529,821    $  8,274,819     1,059,783    $ 17,236,524
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     205,917    $  3,150,165       471,878    $  7,581,618
  Class B...........................      11,219         170,769        31,192         499,705
  Class C...........................       4,872          74,978        11,806         190,930
  Class I...........................         875          13,387         1,632          26,202
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     222,883    $  3,409,299       516,508    $  8,298,455
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,489,516)   $(23,333,549)   (3,098,604)   $(50,309,360)
  Class B...........................    (348,713)     (5,434,836)     (473,597)     (7,648,688)
  Class C...........................     (55,516)       (877,353)     (137,366)     (2,242,233)
  Class I...........................         (42)           (654)      (43,166)       (704,040)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (1,893,787)   $(29,646,392)   (3,752,733)   $(60,904,321)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

months ended June 30, 2008, the Fund received redemption fees of approximately $100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $161,097,899 and $180,303,048, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,465,900 and $218,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             11, 111, 211, 611
                                                                   HARSAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04286P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund


By: /s/ Jerry W. Miller
----------------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
----------------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
----------------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008